Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit	₩ 1,846,059	₩ 3,585,957	₩ 7,175,982
Adjustments for:
Depreciation	3,346,461	3,204,744	3,135,345
Amortization	498,193	488,835	444,100
Finance income	(1,850,756)	(1,943,661)	(1,270,044)
Finance costs	2,179,233	2,532,735	1,257,112
Income tax expense	789,367	461,534	2,213,827
Gain on disposal of property, plant and equipment	(9,387)	(18,502)	(12,016)
Loss on disposal of property, plant and equipment	125,823	111,082	95,720
Impairment losses on property, plant and equipment	275,846	213,183	311,520
Gain on disposal of intangible assets	(401)	(291)	(273)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(197,088)	(13,904)	(85,981)
Loss on disposal of investments in subsidiaries, associates and joint ventures	18,843	12,400	12,882
Share of profit of equity-accounted investees	(269,678)	(676,260)	(649,569)
Expenses related to post-employment benefits	206,614	228,611	243,567
Increase to provisions	160,880	289,915	159,592
Impairment loss on trade and other receivables	265,914	34,615	27,178
Loss on valuation of inventories	309,317	259,678	78,783
Impairment loss on goodwill and intangible assets	129,907	370,663	224,328
Gain on disposals of assets held for sale	(1,312)	(55,262)	(60,208)
Loss on disposal of assets held for sale	103,366	3,964	0
Compensation for insured losses	(7,682)	(236,344)	(15,558)
Others, net	(43,415)	28,674	(21,456)
Adjustments to reconcile profit (loss) other than changes in working capital	6,030,045	5,296,409	6,088,849
Changes in operating assets and liabilities	(1,087,529)	(368,489)	(7,044,310)
Interest received	447,621	249,751	279,554
Interest paid	(1,038,005)	(560,766)	(433,794)
Dividends received	696,941	757,502	782,053
Income taxes paid	(727,437)	(2,773,599)	(588,969)
Net cash provided by operating activities	6,167,695	6,186,765	6,259,365
Cash flows from investing activities
Acquisitions of short-term financial instruments	(39,830,719)	(89,327,182)	(41,797,503)
Proceeds from disposal of short-term financial instruments	40,174,440	91,539,884	40,336,417
Acquisitions of long-term financial instruments	(5,362)	(21,638)	(289,612)
Increase in loans	(1,238,668)	(1,087,409)	(526,643)
Collection of loans	1,369,763	1,086,964	568,536
Acquisitions of securities	(380,744)	(493,054)	(300,807)
Proceeds from disposal of securities	142,791	332,724	273,935
Acquisitions of investment in associates and joint ventures	(417,603)	(518,158)	(492,435)
Proceeds from disposal of investment in associates and joint ventures	142,316	169,365	61,013
Acquisitions of property, plant and equipment	(6,733,289)	(4,927,586)	(3,068,591)
Proceeds from (payment for) disposal of property, plant and equipment	(11,895)	864	(11,117)
Acquisitions of investment property	(56,043)	(1,561)	(91,880)
Proceeds from disposal of investment property	707	23,401	3,809
Acquisitions of intangible assets	(481,882)	(492,873)	(431,122)
Proceeds from disposal of intangible assets	30,328	7,748	9,485
Proceeds from disposal of assets held for sale	4,850	111,488	67,293
Increase in cash from acquisition of business, net of cash acquired	0	0	5,472
Collection of lease receivables	52,657	54,614	97,701
Cash outflows due to business combinations	(150,201)	(901,223)	0
Cash received as compensation for insured losses	7,682	236,344	0
Others, net	(7,352)	(12,583)	2,542
Net cash used in investing activities	(7,388,224)	(4,219,871)	(5,583,507)
Cash flows from financing activities
Proceeds from borrowings	7,817,217	4,553,746	4,358,955
Repayment of borrowings	(4,461,114)	(4,138,054)	(3,719,542)
Proceeds from (repayment of) short-term borrowings, net	(2,524,077)	1,764,569	(329,897)
Payment of cash dividends	(815,451)	(1,218,405)	(1,310,920)
Repayment of hybrid bonds	(340,000)	0	0
Payment of interest of hybrid bonds	(10,043)	(16,494)	(16,493)
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(9,721)	(16,336)	(16,138)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	299,342	577,330	660,488
Repayment of lease liabilities	(222,829)	(268,082)	(281,288)
Acquisition of treasury shares	0	0	(116,771)
Others, net	88,083	81,134	2,940
Net cash provided by (used in) financing activities	(178,593)	1,319,408	(768,666)
Effect of exchange rate fluctuation on cash held	16,719	(8,740)	112,950
Net increase in cash and cash equivalents	(1,382,403)	3,277,562	20,142
Cash and cash equivalents at beginning of the period	8,053,282	4,775,720	4,755,578
Cash and cash equivalents at end of the period	₩ 6,670,879	₩ 8,053,282	₩ 4,775,720